CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Earnings	Noncontrolling Interest	Total
Beginning balance at Dec. 29, 2018	$ 60,884	$ 178,540	$ 839,917	$ (5,938)	$ 15,281	$ 1,088,684
Increase (Decrease) in Stockholders' Equity
Net earnings			179,650		2,754	182,404
Foreign currency translation adjustment				568	464	1,032
Unrealized loss on investment & foreign currency				481		481
Distributions to noncontrolling interest					(2,143)	(2,143)
Acquisitions of noncontrolling interest		(4,737)			(2,338)	(7,075)
Cash dividends			(24,549)			(24,549)
Issuance of shares under employee stock purchase plan	34	1,059				1,093
Issuance of shares under stock grant programs	310	5,654	4			5,968
Issuance of shares under deferred compensation plans	181	(181)
Expense associated with share-based compensation arrangements		3,843				3,843
Accrued expense under deferred compensation plans		7,995				7,995
Ending balance at Dec. 28, 2019	61,409	192,173	995,022	(4,889)	14,018	1,257,733
Increase (Decrease) in Stockholders' Equity
Net earnings			246,778		7,104	253,882
Foreign currency translation adjustment				1,373	2,872	4,245
Unrealized gain on debt securities				1,722		1,722
Distributions to noncontrolling interest					(933)	(933)
Acquisitions of noncontrolling interest		130			(225)	(95)
Cash dividends			(30,669)			(30,669)
Issuance of shares under employee stock purchase plan	35	1,360				1,395
Issuance of shares under stock grant programs	390	12,140	5			12,535
Issuance of shares under deferred compensation plans	128	(128)
Repurchase of shares	(756)		(28,456)			(29,212)
Expense associated with share-based compensation arrangements		3,905				3,905
Accrued expense under deferred compensation plans		8,644				8,644
Ending balance at Dec. 26, 2020	61,206	218,224	1,182,680	(1,794)	22,836	1,483,152
Increase (Decrease) in Stockholders' Equity
Net earnings			535,640		16,724	552,364
Foreign currency translation adjustment				(2,584)	(1,685)	(4,269)
Unrealized gain on investments and other				(1,027)		(1,027)
Noncontrolling interest associated with business acquisitions					6,831	6,831
Distributions to noncontrolling interest					(6,750)	(6,750)
Cash dividends			(40,209)			(40,209)
Issuance of shares under employee stock purchase plan	33	2,083				2,116
Issuance of shares under stock grant programs	546	3,506	10			4,062
Issuance of shares under deferred compensation plans	117	(117)
Expense associated with share-based compensation arrangements		11,071				11,071
Accrued expense under deferred compensation plans		9,228				9,228
Ending balance at Dec. 25, 2021	$ 61,902	$ 243,995	$ 1,678,121	$ (5,405)	$ 37,956	$ 2,016,569